Segmental information - Summary of segment reporting information by geographical areas (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmental information
Revenue	€ 730,188	€ 561,202	€ 404,924
Non-current assets	953,533	890,750
United Kingdom
Segmental information
Revenue	78,472	68,688	58,387
Malta
Segmental information
Revenue	95,696	70,529	52,674
US
Segmental information
Revenue	123,677	67,093	30,619
Non-current assets	240,635	235,935
Switzerland
Segmental information
Revenue	10,822	7,397	5,013
Non-current assets	499,715	515,060
Germany
Segmental information
Non-current assets	61,051	62,822
Other countries
Segmental information
Revenue	421,521	347,495	€ 258,231
Non-current assets	€ 152,132	€ 76,933